Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Property, plant and equipment, net
Property, plant and equipment, net
—
Note 10
Property, plant and equipment, net
“Property, plant and equipment, net” consisted of the

following:
December 31, ($ in millions)
2022 2021
Land and buildings

3,622 3,925
Machinery and equipment

5,495 5,785
Construction in progress

586 522
9,703 10,232
Accumulated depreciation

(5,792) (6,187)
Total 3,911 4,045
Assets under finance leases included

in “Property, plant and equipment, net” were as follows:
December 31, ($ in millions) 2022 2021
Land and buildings

178 164
Machinery and equipment

135 92
313 256
Accumulated depreciation

(135) (123)
Total 178 133
In 2022, 2021 and 2020 depreciation,

including depreciation of assets under

finance leases, was
$ 531

million, $
575

million and $
586

million, respectively. In 2022, 2021 and 2020 there were no significant impairments of property, plant or equipment.